6. OTHER FINANCING RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Components of Financing Receivables
	December 31,	December 31,
	2016	2015
Other financing receivables	$316,247	$242,543
Less: Provision for credit losses	(20,810)	(7,194)

Other financing receivables, net	$295,437	$235,349

Carrying amount of other financing receivables

December 31, 2016	Total Current(1)	31-90 days past due	> 90 days past due	Total carrying amount
Gross Other financing receivables	$258,980	$9,677	$47,590	$316,247
Less: Provision for credit losses	(2,503)	(1,648)	(16,659)	(20,810)
Other financing receivables, net	$256,477	$8,029	$30,931	$295,437

(1)	Loans less than 30 days past due are presented as current.

December 31, 2015	Total Current(1)	31-90 days past due	> 90 days past due	Total carrying amount
Gross Other financing receivables	$216,878	$7,550	$18,115	$242,543
Less: Provision for credit losses	(436)	(948)	(5,810)	(7,194)
Other financing receivables, net	$216,442	$6,602	$12,305	$235,349

(1)	Loans less than 30 days past due are presented as current.